Balance Sheet Components - Capitalized Internal-use Software, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Internally developed software	$ 3,127,677		$ 3,127,677		$ 2,538,395	$ 2,056,176
Less accumulated depreciation	(1,757,093)		(1,757,093)		(1,378,351)	(924,692)
Capitalized internal-use software, net	1,370,584		1,370,584		1,160,044	1,131,484
Amortization of capitalized Internal-use Software	$ 132,000	$ 119,000	$ 379,000	$ 337,000	$ 454,000	$ 381,000
Capitalized Internal-use Software useful life			5 years		5 years